SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 020 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-0253240
Plan number	020
Participant loan, interest rate	6.75%	7.50%
Cost	$ 0
Current Value	$ 5,073,935
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%